ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable of advertising fees	$ 12,652	$ 2,772
Payables for rental expenses	12,269	8,237
Advance from customers	12,121	12,620
Business taxes and other tax payable	5,826	3,678
Accrued payroll, welfare and other social expenses	1,994	1,897
Amounts received on behalf of a film producer	1,773
Other accounts payable to third parties	1,717	1,700
Payable of distribution and promotion fees	1,075	536
Accrued professional fees	702	774
Deposits payable	557	421
Total	$ 50,686	$ 32,635